Common shares and treasury shares - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 19, 2025
Basic and diluted net income per share
Transfer from treasury shares to issued common shares for vested restricted share units			8,063,760	7,240,060
Repurchase of common stock			$ 259,249	$ 322,887	$ 138,677
November 2021 share repurchase plan
Basic and diluted net income per share
Share repurchase authorized period	12 months	12 months
2024 share repurchase program
Basic and diluted net income per share
Aggregate consideration			183,300
Total outstanding share repurchase program			$ 400,000
Class A common shares
Basic and diluted net income per share
Common shares, shares authorized			10,000,000,000	10,000,000,000
Common shares, shares issued			1,317,840,464	1,317,840,464
Common shares, shares outstanding			714,663,197	890,843,639
Number of shares repurchased			184,240,240	182,576,920
Average price per ADS			$ 33.5701	$ 29.9584
Average price per share			$ 1.6785	$ 1.4979
Aggregate consideration			$ 309,200	$ 273,500
Class B common shares
Basic and diluted net income per share
Common shares, shares authorized			1,000,000,000	1,000,000,000
Common shares, shares issued			326,509,555	326,509,555
Common shares, shares outstanding			326,509,555	326,509,555
ADS
Basic and diluted net income per share
Number of shares repurchased			9,212,012	9,128,846
Subsequent Event | 2025 share repurchase program
Basic and diluted net income per share
Total outstanding share repurchase program						$ 300,000
Restricted shares | Class A common shares
Basic and diluted net income per share
Issuance of common share (in shares)				3,471
Forfeited for common shares (in shares)			3,962
November 2021 share repurchase plan
Basic and diluted net income per share
Total outstanding share repurchase program	$ 530,000	$ 800,000
Repurchase of common stock				$ 273,500